Convertible debentures (Details)												1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	May 23, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Mar. 28, 2025 USD ($) shares	Mar. 28, 2025 CAD ($) $ / shares shares	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 06, 2025 CAD ($) $ / shares shares	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($) $ / shares shares	Jan. 20, 2025 CAD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Apr. 15, 2025 USD ($)	Apr. 15, 2025 CAD ($)
Convertible debentures (Details) [Line Items]
Number of convertible debentures issued (in Shares) | shares	105,840	103,534	2,420	2,420	25,257	100	100	221,237	152,577	1,480	1,480								1,000	1,000
Issue price per share (in Dollars per share) | $ / shares				$ 6.6			$ 4.85				$ 4.85									$ 1,000
Total gross proceeds			$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000					$ 2,000,000			$ 702,700	$ 1,000,000
Bear interest at a rate																			1.25%	1.25%
Conversion price (in Dollars per share) | $ / shares																				$ 6.25
Exercise price (in Dollars per share) | $ / shares				$ 7			$ 5.25				$ 5.25									$ 7
Initial fair value of the warrants			1,218,875			38,702				405,656				$ 2		2			$ 245,147
Value of conversion			$ 1,954,755		$ 30,000	$ 30,000				$ 599,770				$ 15,142		15,142			320,000		$ 15,142	$ 19,922
Gain on change in fair value																	$ 23,198
Fair value of warrants																			280,000
Converted debentures (in Shares) | shares	209,374							373,814
Converted debt	$ 739,260	$ 1,088,190						$ 656,513	$ 2,912,862
Warrants per debenture per unit (in Dollars per share) | $ / shares						$ 103.093				$ 103.093
Interest penalty								$ 210,872
loss on issuance of convertible debt																$ 1,490,278
Debentures units (in Shares) | shares														2,420		2,420
Loss on issuance of convertible debt														$ 0	$ 0	$ 1,490,278		$ 0
Convertible debenture shares issued (in Shares) | shares																376,347	376,347
Debenture derivative liabilities
Convertible debentures balance
Derivative liabilities														31,610		31,610			280,000
Convertible debentures														$ 164,075		$ 164,075			$ 152,113
Debenture price												$ 1,000
Debenture for gross proceeds												$ 177,416	$ 241,226
Debenture interest rate (as a percent)												8.00%	8.00%
Additional percentage												10.00%	10.00%
Aggregate percentage												18.00%	18.00%
Description of common share																Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.	Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.
Description of conversion price																The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of a Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of a Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:	The conversion price (“Unbuzzd Conversion Price”) is equal to: i)US$0.15 per Unbuzzd Unit; ii)In the event of a Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or iii)In the event of a Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:
Fair value of conversion feature amount																$ 31,610	$ 43,120
Loss on change in fair value																16,467
Fair Value of the Warrant Liability																					$ 1
Fair value of the warrants																1
Fair value of the warrants loss on change in fair value
Total for all related parties [member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares														330		330
Loss on issuance of convertible debt																$ 1,059,206
December 2024 Debenture Units Issued One [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares														330		330
December 2024 Debenture Units Issued Two [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares														1,060		1,060